Estimated Useful Lives of Propert Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Furniture and office equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	5
Motor vehicles
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	5
Computers and software
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, minimum useful life	3
Property and Equipment, maximum useful life	5
Leasehold improvements
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	Shorter of the term of the lease or the estimated useful lives of the assets